Finance Income and Expenses	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Finance income and expenses

10. Finance income and expenses

	2023	2022	2021
Interest income	12,666	2,144	1,774
Other financial income	329	—	—
Fair value changes on derivatives	611	—	—
Fair value changes on Convertible Notes	96,445	—	—
Net foreign exchange difference	7,825	13,112	12,661
Total finance income	117,876	15,256	14,435
Interest expenses on loan from credit institutions	(20,187)	(5,784)	(8,623)
Interest expenses on lease liabilities	(6,779)	(8,144)	(5,026)
Interest expenses on Convertible Notes	(22,367)	—	—
Interest expenses on shareholder loans	—	—	(5,256)
Fair value changes on derivatives	—	(287)	(16)
Fair value changes on short-term investments	—	(1,821)	(222)
Other financial expenses	(19,696)	(629)	(518)
Borrowing costs capitalized	—	—	3,921
Total finance expenses	(69,029)	(16,665)	(15,740)

Interest expense on the Convertible Notes is the nominal coupon rate of 9.25%. Fair value changes on Convertible Notes contains the fair value changes less the coupon rate and changes in credit risk. See Note 3 Financial risk management and Note 27 Convertible Notes.

Other financial expenses for year ended December 31, 2023 mainly consist of $17.5 million in transaction costs relating to the issuance of Convertible Notes, and $1.4 million in previously capitalized and amortized transaction costs relating to the previous Sustainable Revolving Credit Facility Agreement (the “SRCF Agreement”) that were expensed in connection with the extinguishment of the liability. See Note 25 Liabilities to credit institutions for further information on the SRCF Agreement.

Capitalized borrowing costs

For the years ended December 31, 2023 and 2022, there were no capitalized borrowing costs. For the year ended December 31, 2021, borrowing costs have been capitalized for qualifying assets that consist of construction in progress for production facilities. The capitalization rate used to determine the amount of borrowing costs that have been capitalized, is the weighted average interest rate applicable to the Group’s general liabilities to credit institutions, shareholder loan and lease liabilities during the year, in this case 3.82% for 2021.